DERIVATIVE INSTRUMENTS - Schedule of Derivatives Instruments Statements of Financial Performance and Financial Position, Location (Details) - Net Investment Hedging - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gains (losses) on fair value hedges	$ (9)	$ 1	$ (9)	$ 1
Foreign currency derivatives:
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Hedged items	(67)	15	(32)	56
Derivatives designated as hedging instruments	58	(14)	23	(55)
Interest rate derivatives:
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Hedged items	8	0	18	0
Derivatives designated as hedging instruments	$ (8)	$ 0	$ (18)	$ 0